Note 31 - Related Party Transactions (Details Textual)				1 Months Ended			12 Months Ended
	Feb. 22, 2022 USD ($)	Nov. 26, 2021 USD ($)	Oct. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($) shares	Aug. 31, 2022	Jul. 31, 2022	Jan. 01, 2022	Dec. 31, 2021 AUD ($)	Jun. 30, 2021 AUD ($)	Aug. 31, 2020 AUD ($)	Jun. 30, 2020 USD ($)
Statement Line Items [Line Items]
Notional amount									$ 21,100,000
Number of other equity instruments exercised or vested in share-based payment arrangement							612,000	612,000	535,000
Issued capital							$ 256,000		$ 222,000							$ 163,000
Aevitas Preference Shares [member]
Statement Line Items [Line Items]
Issued capital									3,208,922						$ 4,265,280
Arowana International Limited [member]
Statement Line Items [Line Items]
Chief financial officer, fees							343,806		1,028,096
Arowana International Limited [member] | Directors fees for Michael Hui [member]
Statement Line Items [Line Items]
Non-executive directors fees							50,000
Amounts payable, related party transactions							8,333
Arowana International Limited [member] | Cost incurred by Arowana on behalf of VivoPower [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions							313,688		$ 4,345							$ 202,024
Arowana International Limited [member] | Executive fees for Kevin Chin [member]
Statement Line Items [Line Items]
Executive fees							434,969
Annual training allowance costs							51,388
Arowana International Limited [member] | Chairman fees for Kevin Chin [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions							163,263
Chairman fees							91,029
Chairman fees on behalf of entity							$ 219,608
Michael Hui [member] | RSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement							3,500	3,500
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets							$ 2,625
Michael Hui [member] | PSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement							8,124	8,124
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets							$ 6,093
Panaga Group Trust [member]
Statement Line Items [Line Items]
Convertible loan notes converted to preference shares (in shares) | shares									4,697
Panaga Group Trust [member] | Aevitas Preference Shares [member]
Statement Line Items [Line Items]
Issued capital														$ 46,970
Dividends classified as expense							1,880	$ 2,729
Director, Kevin Chin [member] | Executive fees for Kevin Chin [member] | RSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement									17,740
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets									$ 13,080
Director, Kevin Chin [member] | Executive fees for Kevin Chin [member] | PSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement									40,479
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets									$ 30,359
Director, Kevin Chin [member] | Executive fees for Kevin Chin [member] | One-off RSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement									70,000
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets									$ 229,600
Current related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Notional amount									$ 21,100,000
Borrowings, Term (Month)						60 months
Borrowings, Periodic Payment						$ 350,000
Borrowings, interest rate			10.00%						8.00%					8.00%
Borrowings, line fee, percentage			2.00%						0.80%					0.80%
Borrowings, refinancing fee			$ 340,000				340,000
Debt or equity maximum raise							25,000,000
Minimum repayment of borrowings			1,000,000
Borrowings, accrued new facility extension fee			$ 355,000
Loan for working capital assistance [member] | Arowana Partners Group Pty Ltd [member]
Statement Line Items [Line Items]
Borrowings, interest rate		8.00%
Current borrowings		$ 370,000
Interest expense on borrowings							$ 22,895
Borrowings, facility fee percentage		2.00%
Borrowings, establishment fee		$ 7,400
AWN Holdings Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interests held in the entity							47.50%
AWN Holdings Limited [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Proportion of ownership interests held in the entity										42.80%	42.80%
Aevitas Group Limited [Member] | Current related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate	10.00%			12.50%								10.00%	12.50%
Debt or equity maximum raise	$ 25,000,000			$ 25,000,000
Borrowings, accrued new facility extension fee	85,000			29,000	$ 40,000
Current borrowings	$ 3,000,000.0			$ 1,100,000									$ 1,500,000